Employee Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Japan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 123,711	¥ 156,028
Prior service credit	(13,662)	(20,371)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	110,049	135,657
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	92,620	104,647
Prior service credit	(8,597)	(10,319)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	¥ 84,023	¥ 94,328